UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,815,683
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	53,683
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,549,326

		$10,418,692

Education — 29.0%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$231,726
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	120,443
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	228,434
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,330	1,509,457
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	230,072
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/20	760	887,855
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,117,228
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	889,528
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	332,652
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	463,348
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	267,497
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	11,145,700
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	11,504,700
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,521,028
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	11,239,200
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,268,120
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	500	564,255
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	3,046,977
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,362,483
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	291,908
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,980,905
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,305	3,800,585

		$64,004,101

Electric Utilities — 1.6%
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	$2,895	$3,458,367

		$3,458,367

General Obligations — 11.1%
Long Beach City School District, 4.50%, 5/1/26	$4,715	$5,180,983
New York, 5.00%, 2/15/34(1)	7,250	8,403,475
New York City, 5.00%, 8/1/34(1)	8,650	9,982,187
Peekskill, 5.00%, 6/1/35	465	512,602
Peekskill, 5.00%, 6/1/36	490	540,161

		$24,619,408

Hospital — 10.3%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$696,316
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	906,116
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	10,052,816

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	$1,065	$1,233,057
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	2,055	2,172,361
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,632,228

		$22,692,894

Housing — 1.6%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,633,675
New York Mortgage Agency, 3.55%, 10/1/33	1,000	1,013,170

		$3,646,845

Industrial Development Revenue — 1.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$490	$591,724
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,791,576

		$2,383,300

Insured-Education — 18.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$1,115,670
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	2,034,253
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,871,547
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,675,839
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,593,937
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	4,042,950
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	9,386,805
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,349,376
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	3,253,484
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,469,680

		$39,793,541

Insured-Electric Utilities — 6.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,815,100
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,506,259

		$13,321,359

Insured-Escrowed/Prerefunded — 4.3%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.125%, 11/1/23	$300	$346,680
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	3,835	4,467,698
New York City, (AGM), Prerefunded to 4/1/16, 5.00%, 4/1/22	2,250	2,382,120
New York Housing Development Corp., (NPFG), Prerefunded to 7/1/15, 5.00%, 7/1/25	2,350	2,405,813

		$9,602,311

Insured-General Obligations — 9.2%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,586,051
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,755,312
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	222,990
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	221,450
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	220,574
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	220,040
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	186,923
Freeport, (AGC), 5.00%, 10/15/20	185	210,476
Freeport, (AGC), 5.00%, 10/15/21	195	220,699
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,216,260

Security	Principal Amount (000’s omitted)	Value
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	$820	$877,146
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	919,933
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,934,102
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	856,168
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	894,803
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	978,169
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,023,796
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,727,440

		$20,272,332

Insured-Hospital — 2.1%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,740,679

		$4,740,679

Insured-Lease Revenue/Certificates of Participation — 2.3%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,328,186
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	906,520
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,791,717

		$5,026,423

Insured-Other Revenue — 2.1%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$4,050	$4,595,697

		$4,595,697

Insured-Special Tax Revenue — 3.5%
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	$2,415	$2,605,253
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,175	2,616,873
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	625,740
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	885,480
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	940,980

		$7,674,326

Insured-Transportation — 8.3%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,232,688
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	12,051,600

		$18,284,288

Insured-Water and Sewer — 0.7%
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$1,475	$1,501,889

		$1,501,889

Other Revenue — 5.8%
Battery Park City Authority, 5.00%, 11/1/34	$4,925	$5,733,094
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	2,354,842
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	4,110	4,749,804

		$12,837,740

Special Tax Revenue — 24.4%
Metropolitan Transportation Authority, Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$11,767,600
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	11,386,200
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,189,120
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,632,365
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	6,600	7,814,268
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,728,368
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30	9,400	11,488,398

		$54,006,319

Security	Principal Amount (000’s omitted)	Value
Transportation — 11.4%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,927,693
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,701,953
Nassau County Bridge Authority, 5.00%, 10/1/40	300	327,399
New York Thruway Authority, 5.00%, 1/1/37	7,280	8,112,905
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	11,110,400

		$25,180,350

Water and Sewer — 5.6%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$885,570
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	593,065
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,156,930
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,772,700

		$12,408,265

Total Tax-Exempt Investments — 163.1% (identified cost $330,165,060)		$360,469,126

Other Assets, Less Liabilities — (63.1)%		$(139,426,157)

Net Assets — 100.0%		$221,042,969

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 34.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 13.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $439,120.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	75 U.S. Long Treasury Bond	Short	$(10,546,806)	$(10,842,188)	$(295,382)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $295,382.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$187,774,966

Gross unrealized appreciation	$31,873,601
Gross unrealized depreciation	(1,849,441)

Net unrealized appreciation	$30,024,160

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$360,469,126	$—	$360,469,126
Total Investments	$—	$360,469,126	$—	$360,469,126

Liability Description
Futures Contracts	$(295,382)	$—	$—	$(295,382)
Total	$(295,382)	$—	$—	$(295,382)

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015